BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net
Accounts receivable	$ 2,298.3	$ 2,144.6
Allowance for doubtful accounts	(73.2)	(49.3)
Total	2,225.1	2,095.3
Inventories
Finished goods	774.3	745.5
Raw materials and parts	338.3	351.4
Inventories at FIFO cost	1,112.6	1,096.9
Excess of FIFO cost over LIFO cost	(24.5)	(27.3)
Total	1,088.1	1,069.6
Property, plant and equipment, net
Land	158.9	158.8
Buildings and improvements	562.1	483.8
Leasehold improvements	80.5	77.3
Machinery and equipment	1,281.2	1,206.1
Merchandising and customer equipment	1,812.5	1,682.7
Capitalized software	385.7	385.7
Construction in progress	207.2	182.7
Property, plant and equipment, gross	4,488.1	4,177.1
Accumulated depreciation	(2,079.0)	(1,881.7)
Total	2,409.1	2,295.4
Cost of intangibles:
Other intangible assets, gross	3,363.3	3,373.2
Total	4,044.1	4,275.2
Other assets
Deferred income taxes	51.0	61.9
Pension	7.0	22.3
Other	248.6	278.6
Total	306.6	362.8
Other current liabilities:
Discounts and rebates	244.4	239.9
Dividends payable		60.0
Interest payable	19.5	51.0
Taxes payable, other than income	97.3	74.1
Derivative liabilities	9.9	3.3
Restructuring	116.6	57.5
Other	283.3	262.9
Total	771.0	748.7
Other liabilities
Deferred income taxes	1,174.2	1,249.2
Income taxes payable - noncurrent	81.5	80.8
Other	147.2	160.7
Total	1,402.9	1,490.7
Accumulated other comprehensive loss
Unrealized loss on derivative financial instruments, net of tax	(13.6)	(13.5)
Unrecognized pension and postretirement benefit expense, net of tax	(613.8)	(481.3)
Cumulative translation, net of tax	167.7	149.9
Total	(459.7)	(344.9)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	1,230.0	1,230.0
Customer relationships
Cost of intangibles:
Other intangible assets, gross	2,588.6	2,593.2
Accumulated amortization	(373.1)	(204.8)
Trademarks
Cost of intangibles:
Other intangible assets, gross	185.2	201.0
Accumulated amortization	(51.2)	(48.6)
Patents
Cost of intangibles:
Other intangible assets, gross	414.7	404.4
Accumulated amortization	(65.6)	(36.3)
Other technology
Cost of intangibles:
Other intangible assets, gross	174.8	174.6
Accumulated amortization	$ (59.3)	$ (38.3)